Right-of-use Assets, Net - Depreciation (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets, Net
Depreciation of right -of-use assets of discontinued operations		$ 903,253	$ 1,079,740
Satellite Transponders
Right-of-use Assets, Net
Impairment loss recognized in profit or loss, right-of-use assets	$ 783,864
Discontinued operations
Right-of-use Assets, Net
Depreciation of right -of-use assets of discontinued operations			$ 10,168